Performance Management	Feb. 09, 2026
Tema American Reshoring ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.temaetfs.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	12.57%
Worst Quarter:	6/30/2024	-4.71%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended February 28, 2025, was -1.71%.
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	(1.71%)
Bar Chart, Year to Date Return, Date	Feb. 28, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.57%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.71%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (5/11/2023)
Return Before Taxes	17.05%	27.71%
Return After Taxes on Distributions (No Load)	16.98%	27.62%
S&P 500 Total Return Index	25.02%	25.72%

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.temaetfs.com
Performance Availability Phone [Text]	833-833-1311
Tema Durable Quality ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.temaetfs.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	10.18%
Worst Quarter:	12/31/2024	-4.65%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended February 28, 2025, was 5.64%.
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	5.64%
Bar Chart, Year to Date Return, Date	Feb. 28, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.18%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.65%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (5/11/2023)
Return Before Taxes	12.01%	16.49%
Return After Taxes on Distributions	11.29%	15.98%
Return After Taxes on Distributions and Sale of Fund Shares	7.28%	12.58%
S&P 500 Total Return Index	25.02%	25.72%

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.temaetfs.com
Performance Availability Phone [Text]	833-833-1311
Tema Heart & Health ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.temaetfs.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	11.58%
Worst Quarter:	12/31/2024	-12.41%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended February 28, 2025, was 6.50%.
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Feb. 28, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.58%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.41%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (11/21/2023)
Return Before Taxes	-3.60%	9.87%
Return After Taxes on Distributions	-4.13%	9.32%
Return After Taxes on Distributions and Sale of Fund Shares	-2.06%	7.34%
S&P 500 Total Return Index	25.02%	27.79%

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.temaetfs.com
Performance Availability Phone [Text]	833-833-1311
Tema Oncology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.temaetfs.com or by calling 833-833-1311.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2024	6.39%
Worst Quarter:	12/31/2024	-11.96%
The Fund’s calendar year-to-date return as of the most recent fiscal quarter, which ended February 28, 2025, was 5.48%.
Year to Date Return, Label [Optional Text]	calendar year-to-date return
Bar Chart, Year to Date Return	5.48%
Bar Chart, Year to Date Return, Date	Feb. 28, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.39%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.96%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One-Year	Since Inception (08/15/2023)
Return Before Taxes	-5.33%	-0.07%
Return After Taxes on Distributions	-6.37%	-1.02%
Return After Taxes on Distributions and Sale of Fund Shares	-3.10%	-0.40%
S&P 500 Total Return Index	25.02%	23.39%

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.temaetfs.com
Performance Availability Phone [Text]	833-833-1311
Tema Electrification ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Tema S&P 500 Historical Weight ETF Strategy
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Performance One Year or Less [Text]	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.